UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Income Fund

Quarterly portfolio holdings 2/28/18

Fund’s investments
As of 2-28-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 25.5%					$965,957,843
(Cost $995,969,094)
Australia 1.7%					63,363,586
Commonwealth of Australia	5.750	07-15-22	AUD	6,220,000	5,526,359
New South Wales Treasury Corp.	4.000	04-08-21	AUD	7,875,000	6,436,506
New South Wales Treasury Corp.	6.000	03-01-22	AUD	10,615,000	9,376,658
Queensland Treasury Corp.	5.500	06-21-21	AUD	22,320,000	19,081,558
Queensland Treasury Corp.	6.000	07-21-22	AUD	15,580,000	13,854,423
Western Australian Treasury Corp.	2.500	07-23-24	AUD	12,000,000	9,088,082
Austria 0.3%					11,839,460
Republic of Austria (A)	0.000	07-15-23	EUR	9,810,000	11,839,460
Brazil 2.1%					79,813,043
Federative Republic of Brazil	10.000	01-01-21	BRL	92,660,000	30,134,548
Federative Republic of Brazil	10.000	01-01-23	BRL	153,340,000	49,678,495
Canada 2.4%					92,650,303
Canada Housing Trust No. 1 (A)	1.250	12-15-20	CAD	13,170,000	10,044,588
Export Development Canada	2.400	06-07-21	AUD	3,560,000	2,757,297
Export Development Canada	4.875	01-24-19	NZD	13,715,000	10,128,697
Government of Canada	0.500	08-01-18	CAD	11,965,000	9,296,372
Government of Canada	1.250	11-01-19	CAD	16,610,000	12,841,037
Government of Canada	1.250	02-01-20	CAD	37,695,000	29,077,615
Province of Ontario	4.200	06-02-20	CAD	17,485,000	14,274,557
Province of Ontario	4.400	06-02-19	CAD	5,257,000	4,230,140
Colombia 0.5%					19,893,120
Republic of Colombia	4.500	01-28-26		11,740,000	12,080,460
Republic of Colombia	7.000	09-11-19	COP	21,714,000,000	7,812,660
Finland 0.4%					17,081,214
Nordic Investment Bank	1.375	07-15-20	NOK	42,390,000	5,388,752
Republic of Finland (A)	1.500	04-15-23	EUR	8,960,000	11,692,462
Hungary 0.8%					29,417,768
Republic of Hungary	6.250	01-29-20		13,495,000	14,335,064
Republic of Hungary	6.375	03-29-21		13,812,000	15,082,704
Indonesia 3.3%					126,428,835
Republic of Indonesia (A)	2.150	07-18-24	EUR	5,440,000	6,870,954
Republic of Indonesia	5.625	05-15-23	IDR	30,551,000,000	2,178,084
Republic of Indonesia	6.125	05-15-28	IDR	206,112,000,000	14,392,505
Republic of Indonesia	6.625	05-15-33	IDR	105,291,000,000	7,312,289
Republic of Indonesia	7.000	05-15-22	IDR	217,281,000,000	16,058,612
Republic of Indonesia	7.000	05-15-27	IDR	179,050,000,000	13,186,029
Republic of Indonesia	7.500	08-15-32	IDR	52,218,000,000	3,874,049
Republic of Indonesia	7.500	05-15-38	IDR	101,308,000,000	7,442,345
Republic of Indonesia	8.250	07-15-21	IDR	145,828,000,000	11,265,132
Republic of Indonesia	8.375	03-15-24	IDR	107,340,000,000	8,588,137
Republic of Indonesia	8.375	09-15-26	IDR	221,916,000,000	17,796,683
Republic of Indonesia	8.750	05-15-31	IDR	143,811,000,000	11,788,559
Republic of Indonesia	9.000	03-15-29	IDR	68,320,000,000	5,675,457
Ireland 2.5%					96,367,349
Republic of Ireland	3.400	03-18-24	EUR	31,850,000	45,802,696
Republic of Ireland	3.900	03-20-23	EUR	34,935,000	50,564,653
2	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Malaysia 1.0%					$37,851,830
Government of Malaysia	3.620	11-30-21	MYR	8,840,000	2,269,948
Government of Malaysia	3.844	04-15-33	MYR	25,715,000	6,118,601
Government of Malaysia	4.059	09-30-24	MYR	91,830,000	23,590,253
Government of Malaysia	4.160	07-15-21	MYR	22,538,000	5,873,028
Mexico 2.8%					105,327,269
Government of Mexico	4.600	01-23-46		7,247,000	6,768,698
Government of Mexico	4.750	06-14-18	MXN	76,760,000	4,033,405
Government of Mexico	6.500	06-10-21	MXN	334,600,000	17,203,704
Government of Mexico	7.750	05-29-31	MXN	273,582,000	14,513,714
Government of Mexico	8.000	06-11-20	MXN	212,300,000	11,362,332
Government of Mexico	8.000	12-07-23	MXN	310,720,000	16,811,927
Government of Mexico	8.500	12-13-18	MXN	199,239,000	10,616,800
Government of Mexico	10.000	12-05-24	MXN	401,353,000	24,016,689
New Zealand 1.3%					49,416,605
Dominion of New Zealand	3.000	04-15-20	NZD	4,705,000	3,470,866
Dominion of New Zealand	5.500	04-15-23	NZD	8,400,000	6,946,776
Dominion of New Zealand	6.000	05-15-21	NZD	33,640,000	27,198,054
New Zealand Local Government Funding Agency	5.000	03-15-19	NZD	15,900,000	11,800,909
Norway 1.8%					68,772,283
Government of Norway (A)	2.000	05-24-23	NOK	106,645,000	13,830,509
Government of Norway (A)	3.750	05-25-21	NOK	206,810,000	28,331,684
Government of Norway (A)	4.500	05-22-19	NOK	200,721,000	26,610,090
Philippines 1.8%					66,528,466
Republic of Philippines	3.500	03-20-21	PHP	200,160,000	3,732,457
Republic of Philippines	3.500	04-21-23	PHP	567,450,000	9,965,143
Republic of Philippines	4.625	09-09-40	PHP	29,167,000	432,633
Republic of Philippines	4.950	01-15-21	PHP	364,760,000	7,220,959
Republic of Philippines	5.875	12-16-20	PHP	609,320,800	12,134,715
Republic of Philippines	6.250	01-14-36	PHP	252,000,000	5,455,645
Republic of Philippines	6.500	04-28-21	PHP	678,000,000	13,704,036
Republic of Philippines	8.000	07-19-31	PHP	356,645,000	8,147,140
Republic of Philippines	8.125	12-16-35	PHP	254,043,000	5,735,738
Portugal 0.5%					17,421,460
Republic of Portugal (A)	3.850	04-15-21	EUR	7,105,000	9,665,696
Republic of Portugal (A)	5.125	10-15-24		7,310,000	7,755,764
Singapore 1.5%					58,226,167
Republic of Singapore	2.500	06-01-19	SGD	16,500,000	12,587,741
Republic of Singapore	3.250	09-01-20	SGD	51,375,000	40,171,508
Republic of Singapore	3.375	09-01-33	SGD	6,670,000	5,466,918
South Korea 0.1%					2,216,988
Korea Treasury Bond Coupon Strips	3.286	09-10-18	KRW	1,205,430,000	1,104,212
Korea Treasury Bond Coupon Strips	3.287	03-10-18	KRW	1,205,430,000	1,112,776
Sweden 0.6%					20,917,342
Kingdom of Sweden (A)	0.125	04-24-23	EUR	17,210,000	20,917,342
United Kingdom 0.1%					2,424,755
Government of United Kingdom	3.750	09-07-20	GBP	1,640,000	2,424,755
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
United Kingdom (continued)
Corporate bonds 41.6%					$1,573,192,658
(Cost $1,602,282,636)
Consumer discretionary 4.3%					161,063,779
Automobiles 0.2%
Ford Motor Company	6.625	10-01-28		6,328,000	7,318,821
Hotels, restaurants and leisure 1.0%
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.000	06-01-24		9,110,000	9,201,100
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		11,511,000	11,654,888
New Red Finance, Inc. (A)	4.625	01-15-22		14,680,000	14,771,750
New Red Finance, Inc. (A)	5.000	10-15-25		2,700,000	2,630,813
Internet and direct marketing retail 1.1%
Expedia, Inc.	5.000	02-15-26		13,880,000	14,248,811
Netflix, Inc. (A)	3.625	05-15-27	EUR	7,855,000	9,630,381
Netflix, Inc. (A)	4.875	04-15-28		9,980,000	9,805,350
QVC, Inc.	4.450	02-15-25		8,635,000	8,470,833
Media 2.0%
CBS Corp. (A)	3.700	06-01-28		2,765,000	2,655,855
CBS Corp.	4.000	01-15-26		4,160,000	4,149,647
CCO Holdings LLC (A)	5.125	05-01-27		7,670,000	7,372,788
CCO Holdings LLC	5.750	01-15-24		14,485,000	14,738,488
Comcast Corp.	2.350	01-15-27		10,290,000	9,241,868
Lamar Media Corp.	5.000	05-01-23		9,715,000	9,909,300
LIN Television Corp.	5.875	11-15-22		4,760,000	4,914,700
Sinclair Television Group, Inc. (A)	5.625	08-01-24		7,515,000	7,627,725
Time Warner, Inc.	3.800	02-15-27		9,640,000	9,329,161
Tribune Media Company	5.875	07-15-22		3,325,000	3,391,500
Consumer staples 2.9%					111,525,255
Beverages 1.4%
Anheuser-Busch InBev Finance, Inc.	3.650	02-01-26		19,515,000	19,339,021
Constellation Brands, Inc.	4.250	05-01-23		16,790,000	17,373,911
Molson Coors Brewing Company	1.250	07-15-24	EUR	5,375,000	6,571,357
Molson Coors Brewing Company	3.000	07-15-26		10,130,000	9,464,917
Food and staples retailing 0.3%
Aramark Services, Inc. (A)	5.000	04-01-25		6,640,000	6,689,800
Aramark Services, Inc.	5.125	01-15-24		5,400,000	5,508,000
Food products 1.0%
Kraft Heinz Foods Company	3.950	07-15-25		14,140,000	14,011,107
Kraft Heinz Foods Company (A)	4.875	02-15-25		10,607,000	11,082,942
Post Holdings, Inc. (A)	5.500	03-01-25		11,560,000	11,632,250
Household products 0.2%
Spectrum Brands, Inc.	5.750	07-15-25		9,565,000	9,851,950
Energy 4.0%					150,171,360
Oil, gas and consumable fuels 4.0%
Antero Resources Corp.	5.625	06-01-23		7,890,000	8,087,250
Concho Resources, Inc.	4.375	01-15-25		6,710,000	6,860,036
Enbridge, Inc.	4.250	12-01-26		14,060,000	14,152,176
Energy Transfer Equity LP	4.250	03-15-23		2,720,000	2,668,157
Energy Transfer Equity LP	5.500	06-01-27		13,302,000	13,767,570
Energy Transfer Equity LP	5.875	01-15-24		5,345,000	5,665,700
4	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EnLink Midstream Partners LP	4.150	06-01-25		943,000	$922,875
EnLink Midstream Partners LP	4.850	07-15-26		7,220,000	7,332,604
Enterprise Products Operating LLC	3.350	03-15-23		7,486,000	7,468,322
Magellan Midstream Partners LP	5.000	03-01-26		4,435,000	4,781,008
MPLX LP	5.500	02-15-23		9,822,000	10,065,459
Newfield Exploration Company	5.375	01-01-26		5,370,000	5,544,525
Newfield Exploration Company	5.625	07-01-24		6,320,000	6,651,800
Pertamina Persero PT (A)	4.300	05-20-23		9,480,000	9,614,028
Petroleos Mexicanos	6.000	03-05-20		3,685,000	3,870,724
Petroleos Mexicanos (A)	7.190	09-12-24	MXN	89,890,000	4,255,608
Petroleos Mexicanos (A)	7.650	11-24-21	MXN	171,257,500	8,634,260
The Williams Companies, Inc.	4.550	06-24-24		3,385,000	3,410,388
TransCanada PipeLines, Ltd.	3.750	10-16-23		3,745,000	3,834,722
TransCanada PipeLines, Ltd.	4.875	01-15-26		2,165,000	2,351,217
Transcontinental Gas Pipe Line Company LLC	7.850	02-01-26		9,100,000	11,306,514
Williams Partners LP	3.750	06-15-27		9,235,000	8,926,417
Financials 13.4%					506,966,483
Banks 10.3%
Asian Development Bank	4.625	03-06-19	NZD	17,745,000	13,109,304
Asian Development Bank	5.000	03-09-22	AUD	7,040,000	5,957,326
Asian Development Bank	5.900	12-20-22	INR	729,790,000	10,889,979
Asian Development Bank	6.450	08-08-21	INR	763,020,000	11,666,796
Asian Development Bank	6.950	01-16-20	INR	216,970,000	3,350,300
Banco Nacional de Comercio Exterior SNC (A)	4.375	10-14-25		8,130,000	8,221,463
Bank Nederlandse Gemeenten NV	0.250	02-22-23	EUR	5,465,000	6,673,728
Bank Nederlandse Gemeenten NV	0.250	06-07-24	EUR	5,350,000	6,437,092
Bank of America Corp. (3 month LIBOR + 0.650%) (B)	2.656	12-01-26		9,480,000	8,914,866
BankUnited, Inc.	4.875	11-17-25		15,690,000	16,210,137
CIT Group, Inc. (A)	5.500	02-15-19		10,950,000	11,210,063
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (C)	5.100	06-30-23		20,615,000	20,460,388
Inter-American Development Bank	6.500	08-20-19	AUD	12,860,000	10,627,650
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	9,395,000	7,378,936
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	16,100,000	11,901,568
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	41,910,000	5,581,508
International Bank for Reconstruction & Development	4.625	02-26-19	NZD	14,938,000	11,031,305
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	19,415,000	14,887,716
International Bank for Reconstruction & Development	5.750	10-28-19	INR	500,400,000	7,603,622
International Finance Corp.	2.800	08-15-22	AUD	16,505,000	12,877,599
International Finance Corp.	3.625	05-20-20	NZD	23,740,000	17,557,452
JPMorgan Chase & Co.	2.750	08-24-22	EUR	3,695,000	4,955,247
KFW	0.000	09-15-23	EUR	2,675,000	3,211,059
KFW	0.375	03-15-23	EUR	5,615,000	6,912,180
KFW	2.125	08-15-23	EUR	12,770,000	17,146,909
KFW	3.750	05-29-20	NZD	11,260,000	8,343,008
KFW	6.000	08-20-20	AUD	22,510,000	19,028,821
Landeskreditbank Baden-Wuerttemberg Foerderbank	3.875	05-29-19	NZD	11,025,000	8,095,362
Landwirtschaftliche Rentenbank	3.000	02-13-23	NZD	7,225,000	5,188,455
MB Financial Bank NA (4.000% to 12-1-22, then 3 month LIBOR + 1.873%)	4.000	12-01-27		7,910,000	7,852,957
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 Year U.S. Swap Rate + 2.203%) (A)	4.000	10-15-24		7,100,000	7,171,230
Realkredit Danmark A/S	1.000	04-01-18	DKK	154,020,000	25,250,210
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
SunTrust Banks, Inc. (5.050% to 6-15-22, then 3 month LIBOR + 3.102%) (C)	5.050	06-15-22		9,945,000	$9,932,569
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		6,000,000	6,330,000
U.S. Bancorp	0.850	06-07-24	EUR	3,935,000	4,762,996
Wells Fargo & Company	3.250	04-27-22	AUD	8,840,000	6,885,255
Wells Fargo & Company (3 month BBSW + 1.320%) (B)	3.100	07-27-21	AUD	7,815,000	6,179,395
Westpac Banking Corp.	5.000	10-21-19	GBP	4,280,000	6,255,261
Westpac Banking Corp.	7.250	02-11-20	AUD	5,000,000	4,234,166
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (C)	5.800	06-15-23		7,675,000	7,828,500
Capital markets 1.1%
E*TRADE Financial Corp. (5.875% to 9-15-26, then 3 month LIBOR + 4.435%) (C)	5.875	09-15-26		6,974,000	7,218,090
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	12,250,000	9,477,612
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	6,302,000	7,779,657
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.750%) (B)	2.556	02-23-23		17,295,000	17,307,262
Consumer finance 0.2%
Discover Financial Services	4.100	02-09-27		5,595,000	5,533,850
Diversified financial services 1.0%
European Financial Stability Facility	0.125	10-17-23	EUR	12,355,000	14,902,852
European Financial Stability Facility	0.500	01-20-23	EUR	4,665,000	5,778,452
European Financial Stability Facility	1.875	05-23-23	EUR	6,830,000	9,032,465
European Stability Mechanism	0.125	04-22-24	EUR	8,010,000	9,617,166
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		12,365,000	16,643,290
Chubb INA Holdings, Inc.	3.350	05-03-26		3,665,000	3,620,847
Thrifts and mortgage finance 0.3%
MGIC Investment Corp.	5.750	08-15-23		11,290,000	11,942,562
Health care 2.3%					85,860,675
Biotechnology 0.3%
AbbVie, Inc.	1.375	05-17-24	EUR	8,333,000	10,345,788
Health care providers and services 1.8%
Anthem, Inc.	3.500	08-15-24		6,010,000	5,969,260
HCA, Inc.	5.000	03-15-24		11,718,000	11,937,713
HCA, Inc.	5.250	04-15-25		5,040,000	5,178,600
HCA, Inc.	5.375	02-01-25		4,345,000	4,416,997
HCA, Inc.	7.500	02-15-22		13,650,000	15,100,313
Humana, Inc.	3.950	03-15-27		6,260,000	6,243,024
UnitedHealth Group, Inc.	3.750	07-15-25		17,020,000	17,253,645
Life sciences tools and services 0.1%
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	4,265,000	5,101,415
Pharmaceuticals 0.1%
Allergan Funding SCS	1.250	06-01-24	EUR	3,570,000	4,313,920
Industrials 5.6%					211,243,808
Aerospace and defense 1.0%
Huntington Ingalls Industries, Inc. (A)	3.483	12-01-27		9,935,000	9,622,644
L3 Technologies, Inc.	3.850	12-15-26		4,785,000	4,747,438
Lockheed Martin Corp.	2.900	03-01-25		18,246,000	17,508,824
Lockheed Martin Corp.	3.100	01-15-23		5,955,000	5,948,992
6	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Air freight and logistics 1.8%
Mexico City Airport Trust (A)	3.875	04-30-28		21,330,000	$19,957,415
Mexico City Airport Trust (A)	4.250	10-31-26		19,957,000	19,557,860
Mexico City Airport Trust (A)	5.500	10-31-46		8,305,000	7,827,463
Mexico City Airport Trust (A)	5.500	07-31-47		23,130,000	21,597,638
Airlines 0.3%
Delta Air Lines, Inc.	3.625	03-15-22		10,160,000	10,182,586
Commercial services and supplies 0.3%
Cintas Corp. No. 2	3.700	04-01-27		11,580,000	11,575,482
Construction and engineering 0.5%
AECOM	5.125	03-15-27		20,030,000	19,398,054
Industrial conglomerates 0.4%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (C)	5.000	01-21-21		16,182,000	16,002,380
Professional services 0.2%
Verisk Analytics, Inc.	4.000	06-15-25		6,590,000	6,643,728
Trading companies and distributors 0.9%
United Rentals North America, Inc.	4.625	07-15-23		9,400,000	9,611,500
United Rentals North America, Inc.	4.875	01-15-28		12,485,000	12,172,875
United Rentals North America, Inc.	5.500	05-15-27		9,955,000	10,188,943
Transportation infrastructure 0.2%
Adani Ports & Special Economic Zone, Ltd. (A)	4.000	07-30-27		9,145,000	8,699,986
Information technology 2.9%					111,216,000
Communications equipment 0.1%
Motorola Solutions, Inc.	4.600	02-23-28		4,025,000	4,022,144
IT services 0.8%
First Data Corp. (A)	5.375	08-15-23		7,130,000	7,254,133
Gartner, Inc. (A)	5.125	04-01-25		10,425,000	10,685,625
IBM Corp.	2.625	08-05-22	GBP	3,900,000	5,609,074
IBM Corp.	2.750	12-21-20	GBP	4,025,000	5,759,866
Semiconductors and semiconductor equipment 0.3%
NXP BV (A)	4.625	06-01-23		10,820,000	11,147,846
Software 1.2%
Activision Blizzard, Inc.	2.300	09-15-21		7,060,000	6,836,824
Activision Blizzard, Inc. (A)	6.125	09-15-23		11,515,000	12,062,831
Autodesk, Inc.	3.500	06-15-27		10,267,000	9,761,104
Citrix Systems, Inc.	4.500	12-01-27		6,855,000	6,805,295
Electronic Arts, Inc.	4.800	03-01-26		1,600,000	1,715,481
VMware, Inc.	2.950	08-21-22		10,595,000	10,217,445
Technology hardware, storage and peripherals 0.5%
Apple, Inc.	3.200	05-13-25		7,355,000	7,285,668
Apple, Inc. (3 month LIBOR + 0.500%) (B)	2.300	02-09-22		11,905,000	12,052,664
Materials 2.9%					109,536,719
Chemicals 0.1%
Ecolab, Inc.	1.000	01-15-24	EUR	2,135,000	2,636,353
Construction materials 0.3%
Cemex SAB de CV (A)	6.125	05-05-25		10,450,000	11,024,750
Containers and packaging 2.5%
Avery Dennison Corp.	1.250	03-03-25	EUR	4,355,000	5,336,611
Ball Corp.	4.000	11-15-23		18,070,000	17,889,300
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging (continued)
Ball Corp.	5.250	07-01-25		16,320,000	$17,136,000
Crown Americas LLC	4.500	01-15-23		13,700,000	13,837,000
Crown Cork & Seal Company, Inc.	7.375	12-15-26		6,138,000	6,966,630
Sealed Air Corp. (A)	4.875	12-01-22		9,085,000	9,357,550
Sealed Air Corp. (A)	5.125	12-01-24		9,275,000	9,553,250
Sealed Air Corp. (A)	6.500	12-01-20		14,835,000	15,799,275
Real estate 0.7%					27,078,250
Equity real estate investment trusts 0.7%
American Tower Corp.	4.700	03-15-22		3,640,000	3,803,246
Equinix, Inc.	2.875	03-15-24	EUR	4,445,000	5,422,901
Iron Mountain, Inc. (A)	4.875	09-15-27		7,265,000	6,847,263
Iron Mountain, Inc. (A)	5.250	03-15-28		11,550,000	11,004,840
Telecommunication services 1.2%					44,923,854
Diversified telecommunication services 0.3%
CSC Holdings LLC (A)	5.375	02-01-28		10,690,000	10,449,475
Wireless telecommunication services 0.9%
America Movil SAB de CV	7.125	12-09-24	MXN	133,000,000	6,550,007
SBA Tower Trust (A)	3.448	03-15-23		2,985,000	2,984,105
T-Mobile USA, Inc.	4.500	02-01-26		10,150,000	9,959,688
T-Mobile USA, Inc.	4.750	02-01-28		4,155,000	4,052,704
T-Mobile USA, Inc.	6.500	01-15-26		7,200,000	7,722,000
T-Mobile USA, Inc.	6.836	04-28-23		3,090,000	3,205,875
Utilities 1.4%					53,606,475
Electric utilities 0.8%
E.ON International Finance BV	6.000	10-30-19	GBP	2,100,000	3,110,871
Emera US Finance LP	3.550	06-15-26		12,610,000	12,139,749
FirstEnergy Transmission LLC (A)	4.350	01-15-25		15,860,000	16,350,875
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	600,000	901,353
Independent power and renewable electricity producers 0.6%
Greenko Dutch BV (A)	5.250	07-24-24		6,785,000	6,618,564
NextEra Energy Operating Partners LP (A)	4.250	09-15-24		9,500,000	9,369,375

NextEra Energy Operating Partners LP (A)	4.500	09-15-27		5,315,000	5,115,688
Convertible bonds 1.3%					$49,551,290
(Cost $40,632,504)
Consumer discretionary 0.3%					11,166,129
Internet and direct marketing retail 0.2%
Liberty Expedia Holdings, Inc. (A)	1.000	06-30-47		8,711,000	8,389,390
Media 0.1%
DISH Network Corp.	3.375	08-15-26		2,760,000	2,776,739
Health care 0.8%					28,698,938
Health care providers and services 0.5%
Anthem, Inc.	2.750	10-15-42		5,750,000	18,482,656
Pharmaceuticals 0.3%
Bayer Capital Corp. BV (A)	5.625	11-22-19	EUR	7,900,000	10,216,282
8	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.2%				$9,686,223
Semiconductors and semiconductor equipment 0.2%
Novellus Systems, Inc.	2.625	05-15-41	1,025,000	5,875,974

ON Semiconductor Corp. (A)	1.625	10-15-23	2,840,000	3,810,249
Capital preferred securities 1.7%				$63,306,465
(Cost $58,650,074)
Financials 1.7%				63,306,465
Banks 1.7%
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (B)(C)	4.000	03-19-18	16,650,000	14,693,625
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (B)(C)	3.500	04-02-18	26,793,000	23,577,840

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (B)(C)	5.570	04-02-18	25,035,000	25,035,000
Term loans (D) 9.7%				$366,595,338
(Cost $366,549,709)
Consumer discretionary 2.7%				100,408,098
Diversified consumer services 0.4%
The ServiceMaster Company LLC (1 month LIBOR + 2.500%)	4.148	11-08-23	15,691,500	15,762,112
Hotels, restaurants and leisure 1.0%
Hilton Worldwide Finance LLC (1 month LIBOR + 2.000%)	3.621	10-25-23	6,504,033	6,538,569
KFC Holding Company (1 month LIBOR + 2.000%)	3.590	06-16-23	11,701,575	11,757,626
New Red Finance, Inc. (1 and 3 month LIBOR + 2.250%)	3.916	02-16-24	18,397,040	18,420,036
Media 1.3%
CBS Radio, Inc. (3 month LIBOR + 2.750%)	4.623	11-17-24	10,513,650	10,561,803
Charter Communications Operating LLC (1 month LIBOR + 2.000%)	3.650	04-30-25	14,850,000	14,877,918
Meredith Corp. (3 month LIBOR + 3.000%)	4.658	01-31-25	6,245,000	6,279,160
Sinclair Television Group, Inc. (E)	TBD	12-12-24	8,105,000	8,115,131
Virgin Media Bristol LLC (1 month LIBOR + 2.500%)	4.088	01-15-26	8,070,000	8,095,743
Consumer staples 1.0%				39,006,591
Food and staples retailing 0.3%
Aramark Services, Inc. (1 month LIBOR + 2.000%)	3.648	03-28-24	9,298,034	9,350,382
Aramark Services, Inc. (1 month LIBOR + 2.000%)	3.648	03-11-25	2,940,000	2,957,464
Food products 0.4%
Pinnacle Foods Finance LLC (1 month LIBOR + 2.000%)	3.579	02-02-24	14,338,384	14,419,826
Household products 0.3%
Spectrum Brands, Inc. (1, 2 and 3 month LIBOR + 2.000%)	3.745	06-23-22	12,238,166	12,278,919
Energy 0.5%				19,280,723
Oil, gas and consumable fuels 0.5%
Energy Transfer Equity LP (1 month LIBOR + 2.000%)	3.596	02-02-24	19,295,581	19,280,723
Financials 0.2%				6,835,580
Insurance 0.2%
USI, Inc. (3 month LIBOR + 3.000%)	4.693	05-16-24	6,847,838	6,835,580
Health care 0.3%				11,747,356
Biotechnology 0.3%
Grifols Worldwide Operations USA, Inc. (1 week LIBOR + 2.250%)	3.721	01-31-25	10,833,950	10,871,977
Health care providers and services 0.0%
Catalent Pharma Solutions, Inc. (1 month LIBOR + 2.250%)	3.898	05-20-24	872,378	875,379
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Industrials 1.0%					$38,118,834
Airlines 0.3%
American Airlines, Inc. (1 month LIBOR + 2.000%)	3.648	04-28-23		6,498,950	6,498,950
United Airlines, Inc. (3 month LIBOR + 2.000%)	3.772	04-01-24		3,647,438	3,661,881
Building products 0.3%
Builders FirstSource, Inc. (3 month LIBOR + 3.000%)	4.693	02-29-24		11,750,101	11,794,163
Construction and engineering 0.2%
AECOM (E)	TBD	02-22-25		7,785,000	7,791,462
Electrical equipment 0.2%
Generac Power Systems, Inc. (3 month LIBOR + 2.000%)	3.695	05-31-23		8,355,000	8,372,378
Information technology 2.3%					86,483,060
Electronic equipment, instruments and components 0.2%
Zebra Technologies Corp. (3 month LIBOR + 2.000%)	3.752	10-27-21		5,942,896	5,969,818
IT services 1.1%
Altran Technologies SA (E)	TBD	01-17-25	EUR	6,095,000	7,438,206
Altran Technologies SA (E)	TBD	01-17-25		4,740,000	4,769,625
First Data Corp. (1 month LIBOR + 2.250%)	3.871	07-08-22		16,326,558	16,352,518
Gartner, Inc. (1 month LIBOR + 2.000%)	3.648	04-05-24		7,854,518	7,893,791
Vantiv LLC (1 month LIBOR + 2.000%)	3.588	08-09-24		6,065,000	6,099,631
Software 0.7%
Almonde, Inc. (3 month LIBOR + 3.500%)	5.484	06-13-24		12,432,525	12,423,449
Avaya, Inc. (1 month LIBOR + 4.750%)	6.338	12-15-24		7,550,000	7,587,750
SS&C Technologies, Inc. (E)	TBD	02-28-25		3,500,000	3,517,500
SS&C Technologies, Inc. (E)	TBD	02-28-25		1,250,000	1,246,875
Technology hardware, storage and peripherals 0.3%
Dell International LLC (1 month LIBOR + 2.000%)	3.650	09-07-23		13,186,666	13,183,897
Materials 0.4%					15,197,521
Chemicals 0.1%
HB Fuller Company (1 month LIBOR + 2.250%)	3.840	10-20-24		5,391,488	5,415,102
Containers and packaging 0.3%
Berry Global, Inc. (1 month LIBOR + 2.000%)	3.581	02-08-20		3,916,449	3,931,136
Berry Global, Inc. (1 month LIBOR + 2.000%)	3.622	10-01-22		3,809,111	3,820,347
Crown European Holdings SA (E)	TBD	01-18-25	EUR	1,650,000	2,030,936
Telecommunication services 1.3%					49,517,575
Diversified telecommunication services 0.6%
Atlantic Broadband Finance LLC (1 month LIBOR + 2.375%)	4.023	01-03-25		8,730,000	8,722,754
CenturyLink, Inc. (1 month LIBOR + 2.750%)	4.398	01-31-25		6,680,000	6,561,430
Sable International Finance, Ltd. (3 month LIBOR + 3.250%)	4.889	01-30-26		9,075,000	9,057,395
Wireless telecommunication services 0.7%
SBA Senior Finance II LLC (1 month LIBOR + 2.250%)	3.900	03-24-21		13,064,615	13,113,608

Sprint Communications, Inc. (1 month LIBOR + 2.500%)	4.188	02-02-24		12,058,650	12,062,388
Collateralized mortgage obligations 8.3%					$315,222,383
(Cost $326,543,926)
Commercial and residential 7.9%					298,508,359
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (F)	3.646	04-25-35		2,133,057	2,169,840
AOA Mortgage Trust Series 2015-1177, Class C (A)(F)	3.010	12-13-29		2,040,000	1,990,154
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (A)(F)	3.596	04-14-33		5,220,000	4,876,291
BBCMS Mortgage Trust
10	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-STP, Class A (A)	3.323	09-10-28	8,794,392	$8,832,182
Series 2017-DELC, Class B (1 month LIBOR + 1.030%) (A)(B)	2.618	08-15-36	9,665,000	9,648,023
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 12A3 (F)	3.661	01-25-35	2,320,311	2,345,533
Bear Stearns ALT-A Trust
Series 2004-8, Class 1A (1 month LIBOR + 0.700%) (B)	2.321	09-25-34	750,457	752,030
Series 2004-8, Class 2A (1 month LIBOR + 0.680%) (B)	2.301	09-25-34	4,034,185	3,955,199
BWAY Mortgage Trust Series 2013-1515, Class F (A)(F)	3.927	03-10-33	4,767,000	4,530,410
BXP Trust Series 2017-GM, Class A (A)	3.379	06-13-39	7,142,000	7,022,171
CGDB Commercial Mortgage Trust Series 2017-BIO, Class C (1 month LIBOR + 1.100%) (A)(B)	2.688	05-15-30	555,000	555,702
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class B (1 month LIBOR + 0.970%) (A)(B)	2.558	07-15-32	10,730,000	10,755,854
CLNS Trust Series 2017-IKPR, Class B (1 month LIBOR + 1.000%) (A)(B)	2.581	06-11-32	6,255,000	6,264,740
Cold Storage Trust Series 2017-ICE3 (1 month LIBOR + 1.000%) (A)(B)	2.588	04-15-36	8,950,000	8,985,366
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank AG) Series 2013-WWP, Class D (A)	3.898	03-10-31	8,550,000	8,897,193
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (A)	3.639	11-15-34	9,715,000	9,908,383
DBCG Mortgage Trust Series 2017-BBG, Class A (1 month LIBOR + 0.700%) (A)(B)	2.288	06-15-34	6,585,000	6,595,427
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.018	09-19-44	14,565,461	496,807
Series 2005-AR2, Class X2 IO	1.449	03-19-45	25,486,393	773,076
GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX (A)(F)	3.382	12-15-34	6,035,000	6,014,980
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (F)	5.790	07-10-38	1,393,802	1,393,802
GS Mortgage Securities Corp. II Series 2018-CHLL, Class A (1 month LIBOR + 0.750%) (A)(B)	2.338	02-15-37	5,350,000	5,350,000
GS Mortgage Securities Trust Series 2017-FARM, Class A (A)(F)	3.541	01-10-43	7,550,000	7,514,754
GSR Mortgage Loan Trust Series 2005-AR6, Class 4A5 (F)	3.524	09-25-35	3,248,892	3,275,273
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	1.094	05-19-35	9,674,124	359,184
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%) (B)	2.044	06-20-35	4,340,316	4,318,733
Series 2007-3, Class ES IO (A)	0.350	05-19-47	23,188,203	354,548
Series 2007-4, Class ES IO	0.350	07-19-47	24,382,158	348,372
Series 2007-6, Class ES IO (A)	0.353	08-19-37	20,113,676	256,107
Hilton USA Trust
Series 2016-HHV, Class A (A)	3.719	11-05-38	4,450,000	4,441,184
Series 2016-HHV, Class B (A)(F)	4.194	11-05-38	4,685,000	4,765,546
Homestar Mortgage Acceptance Corp. Series 2004-6, Class M3 (1 month LIBOR + 1.100%) (B)	2.721	01-25-35	5,265,000	5,260,756
Hudson Yards Mortgage Trust Series 2016-10HY, Class A (A)	2.835	08-10-38	10,990,000	10,380,672
Hudsons Bay Simon JV Trust Series 2015-HB10, Class A10 (A)	4.154	08-05-34	11,800,000	11,641,412
IMT Trust Series 2017-APTS, Class DFL (1 month LIBOR + 1.550%) (A)(B)	3.138	06-15-34	4,970,000	4,973,120
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.382	10-25-36	31,503,025	1,633,435
Series 2005-AR18, Class 2X IO	1.088	10-25-36	32,301,404	401,590
JPMorgan Chase Commercial Mortgage Securities Trust
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-SGP, Class A (1 month LIBOR + 1.700%) (A)(B)	3.288	07-15-36	7,320,236	$7,338,555
Series 2015-UES, Class A (A)	2.933	09-05-32	8,200,000	8,179,881
Series 2016-NINE, Class A (A)(F)	2.854	10-06-38	12,655,000	11,999,244
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1 (F)	3.677	07-25-35	2,066,143	2,110,656
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (F)	3.305	12-25-34	845,497	850,205
Series 2005-2, Class 1A (6 month LIBOR + 1.250%) (B)	2.910	10-25-35	3,365,744	3,408,720
Series 2005-A2, Class A2 (F)	3.530	02-25-35	1,368,406	1,396,529
Series 2006-3, Class 2A1 (F)	3.459	10-25-36	1,252,285	1,240,991
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A (A)	2.200	09-13-31	19,860,000	19,212,693
Morgan Stanley Capital I Trust Series 2017-CLS, Class C (1 month LIBOR + 1.000%) (A)(B)	2.588	11-15-34	4,655,000	4,666,669
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (F)	3.576	10-25-34	1,239,966	1,262,251
Series 2004-9, Class 1A (F)	5.361	11-25-34	1,453,971	1,521,599
New Residential Mortgage Loan Trust Series 2017-5A, Class A1 (1 month LIBOR + 1.500%) (A)(B)	3.121	06-25-57	5,821,990	5,979,980
Olympic Tower Mortgage Trust Series 2017-OT, Class A (A)	3.566	05-10-39	4,610,000	4,599,019
One Market Plaza Trust Series 2017-1MKT, Class A (A)	3.614	02-10-32	11,525,000	11,582,643
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (1 month LIBOR + 0.310%) (B)	1.931	11-25-35	1,305,224	1,292,705
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (A)(F)	4.388	01-05-43	6,695,000	5,486,592
Structured Adjustable Rate Mortgage Loan Trust Series 2004-10, Class 2A (F)	3.548	08-25-34	4,762,867	4,780,214
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (F)	3.454	12-25-33	1,349,718	1,338,933
WaMu Mortgage Pass Through Certificates
Series 2003-AR11, Class A6 (F)	3.360	10-25-33	5,877,884	5,946,971
Series 2005-AR19, Class A1A2 (1 month LIBOR + 0.290%) (B)	1.911	12-25-45	2,488,779	2,444,187
Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (B)	2.081	04-25-45	2,445,938	2,402,289
Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class A (1 month LIBOR + 0.750%) (A)(B)	2.462	12-15-34	10,305,000	10,308,237
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (F)	3.738	12-25-34	1,155,903	1,176,050
Worldwide Plaza Trust Series 2017-WWP, Class A (A)	3.526	11-10-36	5,960,000	5,944,697
U.S. Government Agency 0.4%				16,714,024
Federal Home Loan Mortgage Corp. Series 2016-DNA1, Class M1 (1 month LIBOR + 1.450%) (B)	3.071	07-25-28	295,337	295,628
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	6,098,336	706,604
Series 2014-C02, Class 1M1 (1 month LIBOR + 0.950%) (B)	2.571	05-25-24	1,264,810	1,269,149
Series 2016-C03, Class 1M1 (1 month LIBOR + 2.000%) (B)	3.621	10-25-28	3,937,530	3,995,614
Series 2016-C05, Class 2M1 (1 month LIBOR + 1.350%) (B)	2.971	01-25-29	2,617,365	2,631,382
Series 2016-C07, Class 2M1 (1 month LIBOR + 1.300%) (B)	2.921	05-25-29	3,076,278	3,091,086
Series 402, Class 3 IO	4.000	11-25-39	1,429,275	340,394
Series 402, Class 4 IO	4.000	10-25-39	2,169,229	446,060
Series 402, Class 7 IO	4.500	11-25-39	2,717,563	598,576
Series 406, Class 3 IO	4.000	01-25-41	3,456,125	748,251
Series 407, Class 4 IO	4.500	03-25-41	5,161,741	1,110,960
Series 407, Class 7 IO	5.000	03-25-41	4,247,266	976,177

Series 407, Class 8 IO	5.000	03-25-41	2,221,027	504,143
12	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 4.9%				$186,331,309
(Cost $185,405,188)
Asset backed securities 4.9%				186,331,309
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.490	01-20-23	7,225,000	7,172,026
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (A)	4.474	03-20-43	12,057,315	12,122,066
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	11,016,750	11,340,313
DB Master Finance LLC
Series 2015-1A, Class A2II (A)	3.980	02-20-45	21,902,600	22,048,471
Series 2017-1A, Class A2II (A)	4.030	11-20-47	10,344,075	10,407,691
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	8,562,488	8,843,337
Series 2017-1A, Class A2II (A)	3.082	07-25-47	9,180,865	8,964,839
EquiFirst Mortgage Loan Trust Series 2015-1, Class M2 (1 month LIBOR + 0.675%) (B)	2.296	04-25-35	3,489,750	3,496,563
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (A)	3.857	04-30-47	2,724,413	2,736,427
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (B)	1.991	10-25-35	8,272,025	8,191,060
Home Equity Asset Trust Series 2003-1, Class M1 (1 month LIBOR + 1.500%) (B)	3.121	06-25-33	1,210,430	1,238,723
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	15,553,125	16,347,734
Towd Point Mortgage Trust
Series 2017-1, Class A1 (A)(F)	2.750	10-25-56	5,794,118	5,741,702
Series 2017-2, Class A1 (A)(F)	2.750	04-25-57	10,307,281	10,213,434
Series 2017-3, Class A1 (A)(F)	2.750	07-25-57	6,523,849	6,452,237
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (A)(B)	2.221	02-25-57	17,268,906	17,331,150
Series 2017-6, Class A1 (A)(F)	2.750	10-25-57	11,329,365	11,163,071
Verizon Owner Trust Series 2016-1A, Class A (A)	1.420	01-20-21	6,391,000	6,331,663
Wendys Funding LLC
Series 2015-1A, Class A2II (A)	4.080	06-15-45	12,331,163	12,474,327
Series 2018-1A, Class A2I (A)	3.573	03-15-48	3,785,000	3,714,475

	Shares	Value
Common stocks 0.0%		$0
(Cost $3,539,176)
Consumer discretionary 0.0%		0
Media 0.0%

Vertis Holdings, Inc. (G)(H)	300,118	0
Preferred securities 5.7%		$215,326,083
(Cost $209,197,385)
Energy 0.5%		17,650,362
Oil, gas and consumable fuels 0.5%
Hess Corp., 8.000%	116,200	6,363,112
Kinder Morgan, Inc., 9.750%	338,753	11,287,250
Financials 3.4%		130,291,173
Banks 2.7%
First Tennessee Bank NA (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(B)	18,420	14,505,750
M&T Bank Corp., Series A, 6.375%	7,985	8,065,090
M&T Bank Corp., Series C, 6.375%	962	971,620
Regions Financial Corp., 6.375%	401,920	10,168,576
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	13

	Shares	Value
Financials (continued)
Banks (continued)
Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR + 6.390%)	333,527	$8,688,378
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	385,125	10,752,690
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (B)	21,257	19,195,071
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	440,630	11,698,727
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	168,997	4,676,147
Wells Fargo & Company, Series L, 7.500%	7,955	10,142,625
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	154,580	4,481,274
Diversified financial services 0.2%
AMG Capital Trust II, 5.150%	141,355	8,922,328
Insurance 0.5%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	610,325	18,022,897
Health care 0.3%		11,097,450
Health care equipment and supplies 0.3%
Becton, Dickinson and Company, 6.125%	189,700	11,097,450
Industrials 0.1%		2,919,034
Machinery 0.1%
Stanley Black & Decker, Inc., 5.375%	24,880	2,919,034
Real estate 0.2%		8,346,380
Equity real estate investment trusts 0.2%
Crown Castle International Corp., Series A, 6.875%	7,545	8,346,380
Utilities 1.2%		45,021,684
Electric utilities 0.9%
NextEra Energy, Inc., 6.123%	394,525	21,817,233
NextEra Energy, Inc., 6.371%	169,045	11,449,418
Multi-utilities 0.3%
Dominion Energy, Inc., 6.750%	241,030	11,755,033

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1%				$41,164,000
(Cost $41,164,000)
U.S. Government Agency 0.5%				18,735,000
Federal Agricultural Mortgage Corp. Discount Note	1.150	03-01-18	2,847,000	2,847,000
Federal Home Loan Bank Discount Note	0.900	03-01-18	1,873,000	1,873,000
Federal Home Loan Bank Discount Note	1.000	03-01-18	4,818,000	4,818,000
Federal Home Loan Bank Discount Note	1.120	03-01-18	9,197,000	9,197,000

	Par value^	Value
Repurchase agreement 0.6%		22,429,000
Barclays Tri-Party Repurchase Agreement dated 2-28-18 at 1.350% to be repurchased at $19,429,729 on 3-1-18, collateralized by $14,942,200 U.S. Treasury Notes, 1.375% due 6-30-23 (valued at $13,988,100, including interest) and $5,655,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-21 (valued at $5,830,255, including interest)	19,429,000	19,429,000
Repurchase Agreement with State Street Corp. dated 2-28-18 at 0.540% to be repurchased at $3,000,045 on 3-1-18, collateralized by $2,940,000 U.S. Treasury Notes, 9.125% due 5-15-18 (valued at $3,062,207, including interest)	3,000,000	3,000,000

Total investments (Cost $3,829,933,692) 99.8%	$3,776,647,369
Other assets and liabilities, net 0.2%	6,542,920
Total net assets 100.0%	$3,783,190,289

14	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $987,316,331 or 26.1% of the fund's net assets as of 2-28-18.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 2-28-18:
United States	61.9%
Mexico	5.7%
Canada	4.0%
Indonesia	3.6%
Philippines	3.0%
Ireland	2.5%
Brazil	2.1%
Australia	2.0%
Singapore	1.9%
Norway	1.8%
Other countries	11.5%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	15

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1,436	Short	Jun 2018	$(172,564,091)	$(172,387,312)	$176,779
5-Year U.S. Treasury Note Futures	2,467	Short	Jun 2018	(281,464,914)	(281,064,540)	400,374
German Euro BUND Futures	866	Short	Mar 2018	(167,458,395)	(168,451,575)	(993,180)
U.S. Treasury Long Bond Futures	389	Short	Jun 2018	(55,647,512)	(55,797,188)	(149,676)
						$(565,703)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	18,345,000	NZD	20,094,471	HSBC Bank USA	3/21/2018	—	$(240,641)
AUD	27,510,000	NZD	30,046,560	Royal Bank of Canada	3/21/2018	—	(298,179)
AUD	45,249,150	USD	35,390,680	Australia and New Zealand Banking Group	3/21/2018	—	(245,003)
AUD	36,110,000	USD	28,154,967	Goldman Sachs Bank USA	3/21/2018	—	(107,802)
AUD	13,247,615	USD	10,437,031	HSBC Bank USA	3/21/2018	—	(147,416)
AUD	2,230,000	USD	1,801,140	JPMorgan Chase Bank N.A.	3/21/2018	—	(69,066)
AUD	15,257,212	USD	11,968,823	Standard Chartered Bank	3/21/2018	—	(118,323)
CAD	34,972,890	USD	28,020,276	Canadian Imperial Bank of Commerce	3/21/2018	—	(755,660)
CAD	16,146,256	USD	12,823,711	Citibank N.A.	3/21/2018	—	(236,204)
CAD	129,395,293	USD	102,665,743	Goldman Sachs Bank USA	3/21/2018	—	(1,790,096)
CAD	27,015,000	USD	21,931,969	Royal Bank of Canada	3/21/2018	—	(871,268)
CAD	12,160,000	USD	9,771,524	Standard Chartered Bank	3/21/2018	—	(291,675)
CAD	63,474,424	USD	51,423,318	Toronto Dominion Bank	3/21/2018	—	(1,939,110)
DKK	21,240,741	USD	3,444,350	HSBC Bank USA	3/21/2018	$40,924	—
EUR	4,445,000	USD	5,423,251	Citibank N.A.	3/6/2018	996	—
EUR	8,001,845	USD	9,822,345	HSBC Bank USA	3/21/2018	—	(46,183)
MXN	675,319,201	USD	35,617,141	Citibank N.A.	3/21/2018	96,508	—
MXN	1,586,201,655	USD	84,591,849	Standard Chartered Bank	3/21/2018	—	(707,001)
NOK	67,661,000	USD	8,412,722	Citibank N.A.	3/21/2018	160,235	—
NZD	30,393,922	AUD	27,515,000	Citibank N.A.	3/21/2018	544,768	—
NZD	10,295,966	AUD	9,325,000	Goldman Sachs Bank USA	3/21/2018	181,222	—
NZD	79,622,515	USD	57,337,821	Australia and New Zealand Banking Group	3/21/2018	75,392	—
NZD	35,815,254	USD	26,144,589	Citibank N.A.	3/21/2018	—	(319,371)
NZD	37,282,787	USD	27,182,979	Goldman Sachs Bank USA	3/21/2018	—	(299,571)
NZD	43,300,559	USD	31,355,964	HSBC Bank USA	3/21/2018	—	(133,335)
NZD	77,482,710	USD	56,305,317	Standard Chartered Bank	3/21/2018	—	(435,048)
SEK	25,760,000	USD	3,279,206	Citibank N.A.	3/21/2018	—	(166,296)
SEK	135,543,017	USD	16,946,763	Goldman Sachs Bank USA	3/21/2018	—	(567,364)
SGD	11,359,287	USD	8,524,154	Australia and New Zealand Banking Group	3/21/2018	52,680	—
SGD	64,191,169	USD	48,370,426	Citibank N.A.	3/21/2018	97,137	—
SGD	103,609,257	USD	78,113,523	HSBC Bank USA	3/21/2018	116,682	—
SGD	59,244,516	USD	44,835,892	Royal Bank of Canada	3/21/2018	—	(103,300)
SGD	81,457,522	USD	60,860,000	Standard Chartered Bank	3/21/2018	644,529	—
SGD	44,436,482	USD	33,491,725	Standard Chartered Bank	3/21/2018	60,056	—
USD	65,866,051	AUD	87,397,234	Australia and New Zealand Banking Group	3/21/2018	—	(2,016,659)
USD	28,774,265	AUD	36,230,000	Goldman Sachs Bank USA	3/21/2018	633,893	—
USD	2,839,895	CAD	3,545,716	Bank of Nova Scotia	3/21/2018	75,679	—
USD	1,555,000	CAD	1,931,186	Citibank N.A.	3/21/2018	49,461	—
USD	56,695,038	CAD	69,631,208	Goldman Sachs Bank USA	3/21/2018	2,411,043	—
USD	42,250,336	CAD	52,893,196	HSBC Bank USA	3/21/2018	1,015,177	—
USD	98,099,697	CAD	122,726,647	Royal Bank of Canada	3/21/2018	2,422,876	—
USD	18,045,492	CAD	22,454,107	Standard Chartered Bank	3/21/2018	540,429	—
16	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	8,590,000	CAD	10,663,454	Toronto Dominion Bank	3/21/2018	$276,847	—
USD	28,018,149	DKK	175,685,000	Citibank N.A.	3/21/2018	—	$(809,018)
USD	9,500,511	EUR	8,001,845	Citibank N.A.	3/21/2018	—	(275,652)
USD	23,691,842	GBP	17,665,000	HSBC Bank USA	3/21/2018	—	(648,181)
USD	45,038,113	MXN	882,972,215	Citibank N.A.	3/21/2018	—	(1,657,078)
USD	45,038,113	MXN	883,160,789	Goldman Sachs Bank USA	3/21/2018	—	(1,667,050)
USD	26,317,707	MXN	515,467,301	Standard Chartered Bank	3/21/2018	—	(942,317)
USD	8,395,848	NOK	67,661,000	Goldman Sachs Bank USA	3/21/2018	—	(177,109)
USD	434,479,823	NZD	628,715,051	Standard Chartered Bank	3/21/2018	—	(18,866,201)
USD	65,709,686	SEK	551,021,716	Goldman Sachs Bank USA	3/21/2018	—	(877,325)
USD	17,315,000	SGD	22,612,524	Australia and New Zealand Banking Group	3/21/2018	241,406	—
USD	12,270,000	SGD	16,201,922	Goldman Sachs Bank USA	3/21/2018	36,734	—
USD	17,555,000	SGD	23,015,764	Royal Bank of Canada	3/21/2018	176,940	—
USD	244,855,890	SGD	330,094,521	Standard Chartered Bank	3/21/2018	—	(4,382,092)
						$9,951,614	$(42,206,594)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	17

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2018, by major security category or type:

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$965,957,843	—	$965,957,843	—
Corporate bonds	1,573,192,658	—	1,573,192,658	—
Convertible bonds	49,551,290	—	49,551,290	—
Capital preferred securities	63,306,465	—	63,306,465	—
Term loans	366,595,338	—	366,595,338	—
Collateralized mortgage obligations	315,222,383	—	315,222,383	—
Asset backed securities	186,331,309	—	186,331,309	—
Preferred securities	215,326,083	$189,554,919	25,771,164	—
Short-term investments	41,164,000	—	41,164,000	—
Total investments in securities	$3,776,647,369	$189,554,919	$3,587,092,450	—
Derivatives:
Assets
Futures	$577,153	$577,153	—	—
Forward foreign currency contracts	9,951,614	—	$9,951,614	—
Liabilities
Futures	(1,142,856)	(1,142,856)	—	—
Forward foreign currency contracts	(42,206,594)	—	(42,206,594)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       18

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended February 28, 2018, the fund used futures contracts to manage duration of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       19

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	91Q3	02/18
This report is for the information of the shareholders of John Hancock Income Fund.		4/18

ITEM 2. CONTROLS AND PROCEDURES.

(a)    Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)    There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Andrew Arnott

Andrew Arnott
President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott

Andrew Arnott
President

Date:	April 20, 2018

By:	/s/ Charles A. Rizzo

Charles A. Rizzo
Chief Financial Officer

Date:	April 20, 2018